Earnings per Share	6 Months Ended
Jul. 31, 2021
Earnings Per Share [Abstract]
Earnings per Share
11. Earnings per Share
Net income per basic common share is computed using the weighted average number of common shares outstanding during the period, excluding unvested restricted stock. Net income per diluted common share is computed using the weighted average number of common shares and dilutive potential common shares outstanding during the period using the treasury stock method. Potential common shares result from the assumed exercise of outstanding common stock options having a dilutive effect and from the
assumed vesting of unvested shares of restricted stock.
The following table presents the calculation of basic and diluted weighted average common shares used in the earnings per share calculation:

	Three Months Ended July 31,		Six Months Ended July 31,
	2021	2020	2021	2020

	(in thousands)		(in thousands)
Basic weighted average common shares outstanding	13,774	12,182	13,767	12,177
Stock options	79	3	58	1
Unvested restricted stock	29	10	18	5

Total weighted average common share equivalents	108	13	76	6

Diluted weighted average common shares outstanding	13,882	12,195	13,843	12,183

For the three and six months ended July 31, 2021 and 2020, potentially dilutive common shares underlying stock options and unvested restricted stock were anti-dilutive and were therefore not considered in calculating diluted loss per share for those periods.